Item 1. Report to Shareholders

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

Investor Class

                  6 Months      Year
                     Ended     Ended
                   6/30/04  12/31/03  12/31/02   12/31/01   12/31/00   12/31/99

NET ASSET VALUE

Beginning
of period         $  28.45  $  21.95  $  28.97   $  33.85   $  36.34   $  30.60

Investment
activities

  Net investment
  income (loss)       0.02      0.02         -      (0.02)     (0.03)      0.03

  Net realized
  and unrealized
  gain (loss)         0.81      6.51     (7.02)     (4.86)     (0.84)      6.07

  Total from
  investment
  activities          0.83      6.53     (7.02)     (4.88)     (0.87)      6.10

Distributions

  Net investment
  income                 -     (0.03)        -          -          -      (0.03)

  Net realized gain      -         -         -          -      (1.62)     (0.33)

  Total
  distributions          -     (0.03)        -          -      (1.62)     (0.36)

NET ASSET VALUE

End of period     $  29.28  $  28.45  $  21.95   $  28.97   $  33.85   $  36.34
                  --------------------------------------------------------------

Ratios/
Supplemental
Data

Total return^        2.92%    29.75%  (24.23)%   (14.42)%    (2.53)%      20.00%

Ratio of
total expenses
to average
net assets          0.89%!     0.95%     0.96%      0.96%      0.91%       0.91%

Ratio of
net investment
income (loss)
to average
net assets          0.11%!     0.10%     0.00%    (0.06)%    (0.09)%       0.10%

Portfolio
turnover rate       30.2%!     32.6%     46.2%      48.3%      50.9%       41.3%

Net assets,
end of period
(in millions)     $  6,760  $  6,300  $  4,482   $  6,242   $  7,113    $  6,709

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

Advisor Class

                            6 Months      Year                          3/31/00
                               Ended     Ended                          Through
                             6/30/04  12/31/03   12/31/02   12/31/01   12/31/00
NET ASSET VALUE

Beginning of period         $  28.48  $  21.97   $  29.02   $  33.91   $  38.63

Investment activities

  Net investment
  income (loss)                    -      0.02          -      (0.01)      0.02*

  Net realized and
  unrealized gain (loss)        0.80      6.52      (7.04)     (4.88)     (3.12)

  Total from
  investment activities         0.80      6.54      (7.04)     (4.89)     (3.10)

Distributions

  Net investment income            -     (0.03)         -          -          -

  Net realized gain                -         -          -          -      (1.62)

  Tax return of capital            -         -      (0.01)         -          -

  Total distributions              -     (0.03)     (0.01)         -      (1.62)

NET ASSET VALUE

End of period               $  29.28  $  28.48   $  21.97   $  29.02   $  33.91
                            ----------------------------------------------------

Ratios/Supplemental Data

Total return^                  2.81%    29.77%   (24.26)%   (14.42)%    (8.15)%

Ratio of total expenses
to average net assets         0.98%!     0.98%      0.99%      0.99%      0.69%!

Ratio of net investment
income (loss) to
average net assets            0.02%!     0.07%    (0.01)%    (0.04)%      0.25%!

Portfolio turnover rate       30.2%!     32.6%      46.2%      48.3%      50.9%

Net assets, end of
period (in thousands)      $ 821,329 $ 769,970  $ 538,571  $ 469,089    $ 2,831

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. The per-share amounts for the investment activities of the Advisor Class may be inconsistent with the aggregate amounts presented elsewhere in the financial statements for the fund, due to the partial year of operations for the Advisor Class and the timing of sales and redemptions of shares in relation to fluctuating market values for the investment portfolio.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

R Class

                                                 6 Months       Year   9/30/02
                                                    Ended      Ended   Through
                                                  6/30/04   12/31/03  12/31/02
NET ASSET VALUE

Beginning of period                              $  28.31   $  21.93  $  20.37

Investment activities

  Net investment income (loss)                      (0.06)     (0.01)*   (0.02)*

  Net realized and unrealized gain (loss)            0.83       6.42      1.58**

  Total from investment activities                   0.77       6.41      1.56

Distributions

  Net investment income                                 -      (0.03)        -

NET ASSET VALUE

End of period                                    $  29.08   $  28.31  $  21.93
                                                 -------------------------------

Ratios/Supplemental Data

Total return^                                     2.72%     29.23%*     7.66%*

Ratio of total expenses
to average net assets                             1.21%!     1.35%*     1.35%!*

Ratio of net investment income
(loss) to average net assets                     (0.19%)!   (0.25%)*   (0.28%)!*

Portfolio turnover rate                           30.2%!     32.6%      46.2%

Net assets, end of period
(in thousands)                                 $ 23,933   $  1,509    $   108

^    Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.35% contractual expense limitation in effect through 4/30/06.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                            June 30, 2004

PORTFOLIO OF INVESTMENTS (1)                           Shares              Value
--------------------------------------------------------------------------------
Cost and value in $ 000s)

COMMON STOCKS   99.6%

CONSUMER DISCRETIONARY   15.8%

Automobiles   1.1%

Harley-Davidson                                     1,300,000             80,522

                                                                          80,522

Hotels, Restaurants & Leisure   3.4%

Carnival                                            1,870,000             87,890

International Game Technology                       2,530,000             97,658

McDonald's                                            700,000             18,200

MGM Mirage *                                          400,000             18,776

Starbucks *                                           820,000             35,654

                                                                         258,178

Household Durables   0.3%

Fortune Brands                                        350,000             26,400

                                                                          26,400

Internet & Catalog Retail   1.2%

Amazon.com *                                          250,000             13,600

eBay *                                                820,000             75,399

                                                                          88,999

Media   5.9%

British Sky Broadcast (GBP)                           700,000              7,893

Clear Channel Communications                          950,000             35,103

Comcast, Class A *                                  2,000,000             55,220

Disney                                                400,000             10,196

EchoStar Communications, Class A *                  1,670,000             51,352

McGraw-Hill                                            40,000              3,063

News Corporation ADR                                  860,000             28,277

Omnicom                                               400,000             30,356

Scripps, Class A                                      617,000             64,785

Time Warner *                                       3,400,000             59,772

Viacom, Class B                                     2,400,000             85,728

Washington Post, Class B                               16,000             14,880

                                                                         446,625

Multiline Retail   1.5%

Family Dollar Stores                                  220,000              6,692

Target                                              2,620,000            111,272

                                                                         117,964

Specialty Retail   2.4%

Best Buy                                            1,450,000             73,573

Home Depot                                          3,100,000            109,120

                                                                         182,693

Total Consumer Discretionary                                           1,201,381

CONSUMER STAPLES   4.5%

Beverages   1.6%

Coca-Cola                                           1,060,000             53,509

PepsiCo                                             1,240,000             66,811

                                                                         120,320

Food & Staples Retailing   1.9%

CVS                                                   200,000              8,404

Sysco                                                 700,000             25,109

Wal-Mart                                            2,020,000            106,575

Walgreen                                              200,000              7,242

                                                                         147,330

Household Products   0.4%

Procter & Gamble                                      482,000             26,240

                                                                          26,240

Personal Products   0.2%

Gillette                                              340,000             14,416

                                                                          14,416

Tobacco   0.4%

Altria Group                                          610,000             30,531

                                                                          30,531

Total Consumer Staples                                                   338,837

ENERGY   3.8%

Energy Equipment & Services   3.8%

Baker Hughes                                        2,020,000             76,053

BJ Services *                                       1,000,000             45,840

Schlumberger                                        1,475,000             93,677

Smith International *                               1,300,000             72,488

                                                                         288,058

Oil & Gas   0.0%

Exxon Mobil                                            10,000                444

                                                                             444

Total Energy                                                             288,502

FINANCIALS   22.0%

Capital Markets   7.6%

AmeriTrade *                                        1,000,000             11,350

Bank of New York                                    1,060,000             31,249

Charles Schwab                                        400,000              3,844

Franklin Resources                                    880,000             44,070

Goldman Sachs Group                                   712,000             67,042

Legg Mason                                            610,000             55,516

Mellon Financial                                    2,350,000             68,926

Merrill Lynch                                       1,450,000             78,271

Morgan Stanley                                        925,000             48,812

Northern Trust                                      1,225,000             51,793

State Street                                        2,320,000            113,773

                                                                         574,646

Commercial Banks   2.5%

Bank of America                                       925,000             78,273

U.S. Bancorp                                        1,700,000             46,852

Wells Fargo                                         1,150,000             65,815

                                                                         190,940

Consumer Finance   1.9%

American Express                                    1,720,000             88,374

SLM Corporation                                     1,400,000             56,630

                                                                         145,004

Diversified Financial Services   3.7%

Citigroup                                           5,900,000            274,350

J.P. Morgan Chase                                     220,000              8,529

                                                                         282,879

Insurance   4.6%

American International Group                        2,410,000            171,785

Genworth Financial, Class A *                         610,000             14,000

Hartford Financial Services                         1,000,000             68,740

Marsh & McLennan                                      890,000             40,388

Saint Paul Companies                                1,360,000             55,134

                                                                         350,047

Thrifts & Mortgage Finance   1.7%

Fannie Mae                                          1,180,000             84,205

Freddie Mac                                           725,000             45,892

                                                                         130,097

Total Financials                                                       1,673,613

HEALTH CARE   16.5%

Biotechnology   2.7%

Amgen *                                             1,760,000             96,043

Biogen Idec *                                         415,000             26,249

Genentech *                                           400,000             22,480

Gilead Sciences *                                     740,000             49,580

MedImmune *                                           250,000              5,850

                                                                         200,202

Health Care Equipment & Supplies   2.4%

Biomet                                                100,000              4,444

Boston Scientific *                                 1,180,000             50,504

Guidant                                               300,000             16,764

Medtronic                                           1,450,000             70,644

St. Jude Medical *                                    200,000             15,130

Stryker                                               470,000             25,850

                                                                         183,336

Health Care Providers & Services   4.5%

Anthem *                                              310,000             27,764

Cardinal Health                                        25,000              1,751

UnitedHealth Group                                  3,350,000            208,537

WellPoint Health Networks *                           950,000            106,410

                                                                         344,462

Pharmaceuticals   6.9%

Abbott Laboratories                                   700,000             28,532

Eli Lilly                                             400,000             27,964

Forest Laboratories *                               1,330,000             75,318

Johnson & Johnson                                   1,500,000             83,550

Pfizer                                              7,200,000            246,816

Teva Pharmaceutical ADR                               520,000             34,990

Wyeth                                                 800,000             28,928

                                                                         526,098

Total Health Care                                                      1,254,098

INDUSTRIALS & BUSINESS SERVICES   12.1%

Aerospace & Defense   1.4%

General Dynamics                                      300,000             29,790

Honeywell International                               640,000             23,443

Lockheed Martin                                       920,000             47,914

Rockwell Collins                                       50,000              1,666

                                                                         102,813

Air Freight & Logistics   1.2%

UPS, Class B                                        1,200,000             90,204

                                                                          90,204

Commercial Services & Supplies   1.9%

Apollo Group, Class A *                             1,000,000             88,290

Cendant                                             1,500,000             36,720

ChoicePoint *                                         325,000             14,839

Waste Management                                      140,000              4,291

                                                                         144,140

Industrial Conglomerates   4.9%

3M                                                    310,000             27,903

General Electric Capital                            6,440,000            208,656

Tyco International                                  4,210,000            139,519

                                                                         376,078

Machinery   2.7%

Danaher                                             2,950,000            152,958

Deere                                                 442,000             31,002

Illinois Tool Works                                   235,000             22,534

                                                                         206,494

Total Industrials & Business Services                                    919,729

INFORMATION TECHNOLOGY   22.0%

Communications Equipment   4.0%

Cisco Systems *                                     6,500,000            154,050

Corning *                                             820,000             10,709

Juniper Networks *                                  1,200,000             29,484

Nokia ADR                                             100,000              1,454

QLogic *                                              610,000             16,220

QUALCOMM                                              370,000             27,003

Research In Motion *                                  925,000             63,307

                                                                         302,227

Computers & Peripherals   2.5%

Dell *                                              3,700,000            132,534

IBM                                                    70,000              6,170

Lexmark International, Class A *                      500,000             48,265

                                                                         186,969

Internet Software & Services   1.9%

InterActiveCorp *                                   1,600,000             48,224

Yahoo! *                                            2,750,000             99,908

                                                                         148,132

IT Services   2.5%

Accenture, Class A *                                  500,000             13,740

Affiliated Computer Services, Class A *               820,000             43,411

Automatic Data Processing                             200,000              8,376

First Data                                          1,420,000             63,218

Fiserv *                                            1,090,000             42,390

SunGard Data Systems *                                650,000             16,900

                                                                         188,035

Semiconductor & Semiconductor Equipment   4.9%

Analog Devices                                      1,660,000             78,153

Applied Materials *                                   880,000             17,266

Intel                                               3,100,000             85,560

Maxim Integrated Products                           2,000,000            104,840

Microchip Technology                                  500,000             15,770

Texas Instruments                                   1,240,000             29,983

Xilinx                                              1,300,000             43,303

                                                                         374,875

Software   6.2%

Adobe Systems                                       1,450,000             67,425

Intuit *                                            1,400,000             54,012

Microsoft                                           8,600,000            245,616

Oracle *                                              300,000              3,579

SAP ADR                                             1,225,000             51,217

Symantec *                                            340,000             14,885

VERITAS Software *                                  1,225,000             33,933

                                                                         470,667

Total Information Technology                                           1,670,905

MATERIALS   1.2%

Metals & Mining   1.2%

Alcoa                                                 460,000             15,194

BHP Billiton (AUD)                                  1,810,000             15,764

Nucor                                                 835,000             64,095

Total Materials                                                           95,053

TELECOMMUNICATION SERVICES   1.7%

Wireless Telecommunication Services   1.7%

Nextel Communications, Class A *                    3,520,000             93,843

Vodafone ADR                                        1,600,000             35,360

Total Telecommunication Services                                         129,203

Total Common Stocks (Cost  $5,772,514)                                 7,571,321

SHORT-TERM INVESTMENTS   0.3%

Money Market Fund   0.3%

T. Rowe Price Reserve
Investment Fund, 1.16% #                           26,830,885             26,831

Total Short-Term Investments (Cost  $26,831)                              26,831

Total Investments in Securities

99.9% of Net Assets (Cost $5,799,345)                               $  7,598,152
                                                                    ------------

(1)  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

ADR  American Depository Receipts

AUD  Australian dollar

GBP  British pound

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $5,799,345)           $     7,598,152

Other assets                                                             71,771

Total assets                                                          7,669,923

Liabilities

Total liabilities                                                        65,081

NET ASSETS                                                      $     7,604,842
                                                                ----------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $         3,571

Undistributed net realized gain (loss)                               (1,167,425)

Net unrealized gain (loss)                                            1,798,807

Paid-in-capital applicable to 259,764,686 shares
of $0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                       6,969,889

NET ASSETS                                                      $     7,604,842
                                                                ----------------

NET ASSET VALUE PER SHARE

Investor Class

($6,759,579,994/230,895,393 shares outstanding)                 $         29.28
                                                                ----------------

Advisor Class

($821,329,109/28,046,411 shares outstanding)                    $         29.28
                                                                ----------------

R Class

($23,933,136/822,882 shares outstanding)                        $         29.08
                                                                ----------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Income

  Dividend                                                      $        36,632

  Securities lending                                                         86

  Total income                                                           36,718

Expenses

  Investment management                                                  22,688

  Shareholder servicing

    Investor Class                                                        8,610

    Advisor Class                                                           400

    R Class                                                                  27

  Rule 12b-1 fees

    Advisor Class                                                           975

    R Class                                                                  29

  Custody and accounting                                                    161

  Prospectus and shareholder reports

    Investor Class                                                          135

    Advisor Class                                                             1

    R Class                                                                   1

  Registration                                                               79

  Legal and audit                                                            20

  Directors                                                                   8

  Miscellaneous                                                              13

  Redemptions/repayment pursuant to expense limitation

    Expenses (reimbursed by) repaid to manager                                1

  Total expenses                                                         33,148

  Expenses paid indirectly                                                   (1)

  Net expenses                                                           33,147

Net investment income (loss)                                              3,571

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             (2,415)

  Foreign currency transactions                                            (111)

  Net realized gain (loss)                                               (2,526)

  Change in net unrealized gain (loss) on securities                    207,131

Net realized and unrealized gain (loss)                                 204,605

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $       208,176
                                                                ----------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
  ($ 000s)
                                                   6 Months                Year
                                                      Ended               Ended
                                                    6/30/04            12/31/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)               $        3,571      $        5,726

  Net realized gain (loss)                           (2,526)           (184,521)

  Change in net unrealized gain (loss)              207,131           1,761,118

  Increase (decrease) in net
  assets from operations                            208,176           1,582,323

Distributions to shareholders

  Net investment income

    Investor Class                                        -              (6,682)

    Advisor Class                                         -                (808)

    R Class                                               -                  (1)

  Decrease in net assets from distributions               -              (7,491)

Capital share transactions *

  Shares sold

    Investor Class                                  860,069           1,289,603

    Advisor Class                                   111,947             196,170

    R Class                                          24,515               1,460

  Distributions reinvested

    Investor Class                                        -               6,546

    Advisor Class                                         -                 799

    R Class                                               -                   1

  Shares redeemed

    Investor Class                                 (585,325)           (883,927)

    Advisor Class                                   (83,465)           (134,017)

    R Class                                          (2,703)               (216)

  Increase (decrease) in net assets
  from capital share transactions                   325,038             476,419

Net Assets

Increase (decrease) during period                   533,214           2,051,251

Beginning of period                               7,071,628           5,020,377

End of period                                $    7,604,842      $    7,071,628
                                             -----------------------------------

(Including undistributed net investment
income of $3,571 at 6/30/04 and $0
at 12/31/03)

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
  ($ 000s)
                                                   6 Months                Year
                                                      Ended               Ended
                                                    6/30/04            12/31/03

*Share information

  Shares sold

    Investor Class                                   29,706              52,766

    Advisor Class                                     3,866               8,044

    R Class                                             864                  56

  Distributions reinvested

    Investor Class                                        -                 238

    Advisor Class                                         -                  29

  Shares redeemed

    Investor Class                                  (20,235)            (35,804)

    Advisor Class                                    (2,860)             (5,549)

    R Class                                             (94)                 (8)

  Increase (decrease) in shares outstanding          11,247              19,772

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                            June 30, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks provide long-term capital growth. Income is a secondary objective. The fund has three classes of shares: Blue Chip Growth Fund the original share class, referred to in this report as the Investor Class, offered since June 30, 1993, Blue Chip Growth Fund-Advisor Class
(Advisor Class), offered since March 31, 2000, and Blue Chip Growth Fund-R
Class (R Class), offered since September 30, 2002. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class and R Class each pay distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $169,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

In-Kind Redemptions
In certain circumstances, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the fund recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2004, the fund realized $4,445,000 of net gain on $7,810,000 of in-kind redemptions.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2004, there were no securities on loan.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $1,385,436,000 and $1,114,443,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $3,437,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2003 were recognized for tax purposes on January 1, 2004. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $1,161,462,000 of unused capital loss carryforwards, of which $485,133,000 expire in 2009, $433,036,000 expire in 2010, and $243,293,000 expire in 2011.

At June 30, 2004, the cost of investments for federal income tax purposes was $5,799,345,000. Net unrealized gain aggregated $1,798,807,000 at period-end, of which $1,843,501,000 related to appreciated investments and $44,694,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $3,780,000.

The Advisor Class and R Class are also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and reimburse a class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation. Through the repayment date, each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class's net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation.

--------------------------------------------------------------------------------
                                              Advisor Class              R Class

Expense Limitation                                    1.05%                1.35%
Limitation Date                                     4/30/06              4/30/06
Repayment Date                                      4/30/08              4/30/08

For the six months ended June 30, 2004, each class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and R Class. Expenses incurred pursuant to these service agreements totaled $6,181,000 for the six ended June 30, 2004, of which $1,100,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2004, the fund was charged $271,000 for shareholder servicing costs related to the college savings plans, of which $192,000 was for services provided by Price and $53,000 was payable at period-end. At June 30, 2004, approximately 2.7% of the outstanding shares of the Investor Class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2004, the fund was allocated $267,000 of Spectrum Funds' expenses, of which $193,000 related to services provided by Price and $39,000 was payable at period-end. At June 30, 2004, approximately 4.7% of the outstanding shares of the Investor Class were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $122,000.

NOTE 5 - INTERFUND BORROWING

Pursuant to its prospectus, the fund may borrow up to 33 1/3% of its total assets. The fund is party to an interfund borrowing agreement between itself and other T. Rowe Price-sponsored mutual funds, which permits it to borrow or lend cash at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the six months ended June 30, 2004, the fund had outstanding borrowings on 11 days, in the average amount of $16,045,000, and at an average annual rate of 1.28%. There were no borrowings outstanding at June 30, 2004.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Blue Chip Growth Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Blue Chip Growth Fund, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004